VESSELS AND CAPITALIZED DRY-DOCKING (Tables)	6 Months Ended
Jun. 30, 2022
VESSELS AND CAPITALIZED DRY-DOCKING
Schedule of vessels and capitalized dry-docking

USDm	30 June 2022	30 June 2021	31 December 2021

Cost:
Balance as of beginning of period	2,443.3	2,160.1	2,160.1
Additions	14.4	224.3	290.3
Disposals	(1.7)	(15.2)	(40.9)
Transferred from prepayments	50.8	1.6	78.6
Transferred to assets held for sale	(172.6)	(17.2)	(44.8)
Balance	2,334.2	2,353.6	2,443.3

Depreciation:
Balance as of beginning of period	475.0	406.2	406.2
Disposals	(1.7)	(15.2)	(40.9)
Depreciation for the period	67.3	59.8	126.2
Transferred to assets held for sale	(63.7)	(6.5)	(16.5)
Balance	476.9	444.3	475.0

Impairment:
Balance as of beginning of period	30.5	31.4	31.4
Impairment losses on tangible fixed assets	2.8	0.8	4.6
Transferred to assets held for sale	(12.8)	(1.2)	(5.5)
Balance	20.5	31.0	30.5

Carrying amount	1,836.8	1,878.3	1,937.8